Commitments (Details Narrative) - USD ($)					1 Months Ended		3 Months Ended	12 Months Ended
	Jan. 28, 2021	Jan. 27, 2021	Oct. 28, 2020	Jul. 29, 2020	Dec. 31, 2020	Sep. 30, 2020	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loss Contingencies [Line Items]
Agent fees description							Related to the business combination with Stryve, the Company entered into engagement letters with Cowen and Craig-Hallum, to be financial advisors and placement agent to the transaction, with an aggregate success fee of 2% of the transaction value and 6% fee of gross proceeds raised as agents and a capital markets advisory fee	financial advisor and placement agents to the transaction, with an aggregate success fee of 2% of the transaction value and 6% fee of gross proceeds raised as agents
Stock Redeemed or Called During Period, Shares		300	5,174,508	4,303,096
Stock Redeemed or Called During Period, Value										$ (105,503,991)
Common Stock, Shares, Outstanding					3,650,004		3,095,000		3,650,004	3,550,450
Proceeds from Issuance of Private Placement										$ 3,950,000
Trust Account [Member]
Loss Contingencies [Line Items]
Stock Redeemed or Called During Period, Shares		300
Stock Redeemed or Called During Period, Value		$ 3,073	$ 52,996,135	$ 44,063,656	$ 52,996,135	$ 44,063,656
Common Stock, Shares, Outstanding		4,417,096			4,417,396	9,591,904			4,417,396
Subscription Agreements [Member] | Stryve Foods Holdings LLC [Member]
Loss Contingencies [Line Items]
Proceeds from Issuance of Private Placement	$ 42,500,000
Shares Issued, Price Per Share	$ 10.00
Unsecured Debt	$ 10,600,000
Subscription Agreements [Member] | Stryve Foods Holdings LLC [Member] | Common Class A [Member]
Loss Contingencies [Line Items]
Shares Issued, Price Per Share	$ 8.00
Director [Member] | Business Combination Marketing Agreement [Member]
Loss Contingencies [Line Items]
Consideration paid percentage							0.60%		0.60%
Unaffiliated Third Parties [Member] | Letter Agreements [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Consideration paid percentage							0.75%		0.75%
Unaffiliated Third Parties [Member] | Letter Agreements [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Consideration paid percentage							1.00%		1.00%